Note 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Note 4 - Summary Of Significant Accounting Policies Tables
Property, Plant and Equipment

Depreciation is computed using the straight-line method over the estimated useful lives of the assets or the respective lease term, whichever is shorter, as follows:

Land	Nil
Land use rights	15 - 50 years
Buildings	5 - 30 years
Machinery and equipment	5 - 10 years
Motor vehicles	3 - 10 years
Office equipment	3 - 10 years